Disclosure of derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2012
Disclosure of derivative instruments and hedging activities
(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Gold, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$182,189	$—	$182,189
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(101,789)	(101,789)
Futures contracts	Futures contracts purchased	30,068	(89,610)	(59,542)
Futures contracts	Futures contracts sold	155,131	—	155,131

Totals		$367,388	$(191,399)	$175,989

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$134,988	$—	$134,988
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(95,397)	(95,397)
Futures contracts	Futures contracts purchased	—	(2,237,362)	(2,237,362)
Futures contracts	Futures contracts sold	378,483	—	378,483

Totals		$513,471	$(2,332,759)	$(1,819,288)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$263,199	$40,809
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(1,896,707)	1,954,468

Total		$(1,633,508)	$1,995,277

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(119,549)	$(148,534)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	5,708,315	(4,341,995)

Total		$5,588,766	$(4,490,529)

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$181,362	0.8	$(16,748)	(0.1)	$827	0.0	*	$(85,041)	(0.4)	$80,400
Currency	80,981	0.4	(91,145)	(0.4)	260,503	1.2		(2,294)	(0.0)*	248,045
Financial	172,165	0.8	(15,042)	(0.1)	1,613	0.0	*	—	—	158,736
Food & Fiber	—	—	—	—	123,461	0.6		(3,116)	(0.0)*	120,345
Indices	365,180	1.6	(95,225)	(0.4)	—	—		(504)	(0.0)*	269,451
Metals	88,702	0.4	(658,888)	(2.9)	226,985	1.0		(448,613)	(2.0)	(791,814)
Energy	94,444	0.4	(714)	(0.0)*	194,796	0.9		(197,700)	(0.9)	90,826

Totals	$982,834	4.4	$(877,762)	(3.9)	$808,185	3.6		$(737,268)	(3.3)	$175,989

*	Due to rounding

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$5,543	0.0	*	$(44,476)	(0.2)	$129,445	0.5	$(50,921)	(0.2)	$39,591
Currency	68,883	0.3		(400)	(0.0)*	91,363	0.4	(6,081)	(0.0)*	153,765
Financial	33,539	0.1		(27,659)	(0.1)	—	—	(11,937)	(0.0)*	(6,057)
Food & Fiber	32,513	0.1		(1,800)	(0.0)*	85,412	0.3	(62,115)	(0.2)	54,010
Indices	10,041	0.0	*	(1,848)	(0.0)*	77,622	0.3	(18,751)	(0.1)	67,064
Metals	1,110	0.0	*	(2,265,102)	(8.9)	163,647	0.6	(44,307)	(0.2)	(2,144,652)
Livestock	—	—		—	—	19,430	0.1	(480)	(0.0)*	18,950
Energy	—	—		(86,639)	(0.3)	84,680	0.3	—	—	(1,959)

Totals	$151,629	0.5		$(2,427,924)	(9.5)	$651,599	2.5	$(194,592)	(0.7)	$(1,819,288)

*	Due to rounding

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	93	85	$495,922	$495,459

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	826	930
Financial	2,395	552
Food & Fiber	88	182
Indices	1,087	664
Metals	771	240
Livestock	31	110
Energy	385	368

Totals	5,676	3,131

*	Based on quarterly holdings

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	73	$409,877	$343,903

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,023	224
Financial	1,726	510
Food & Fiber	131	71
Indices	659	471
Metals	393	136
Livestock	57	26
Energy	295	418

Totals	4,359	1,929

*	Based on quarterly holdings

Superfund Gold, L.P. trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$263,199	$40,809	$304,008
Currency	(1,162,365)	94,280	(1,068,085)
Financial	639,203	164,793	803,996
Food & Fiber	(737,597)	66,335	(671,262)
Indices	26,837	202,387	229,224
Metals	(1,278,198)	1,352,838	74,640
Livestock	(64,462)	(18,950)	(83,412)
Energy	679,875	92,785	772,660

Total net trading gains (losses)	$(1,633,508)	$1,995,277	$361,769

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(119,549)	$(148,534)	$(268,083)
Currency	(1,508,127)	(364,592)	(1,872,719)
Financial	2,001,449	(111,250)	1,890,199
Food & Fiber	(517,447)	(140,240)	(657,687)
Indices	(1,877,005)	(70,964)	(1,947,969)
Metals	6,405,112	(3,499,677)	2,905,435
Livestock	(284,910)	(73,510)	(358,420)
Energy	1,489,243	(81,762)	1,407,481

Total net trading gains (losses)	$5,588,766	$(4,490,529)	$1,098,237

Superfund Gold, L.P. – Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$111,557	$—	$111,557
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(60,610)	(60,610)
Futures contracts	Futures contracts purchased	—	(89,610)	(89,610)
Futures contracts	Futures contracts sold	85,248	—	85,248

Totals		$196,805	$(150,220)	$46,585

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$69,300	$—	$69,300
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(51,238)	(51,238)
Futures contracts	Futures contracts purchased	—	(1,411,823)	(1,411,823)
Futures contracts	Futures contracts sold	189,971	—	189,971

Totals		$259,271	$(1,463,061)	$(1,203,790)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$121,297	$32,885
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(992,375)	1,217,490

Total		$(871,078)	$1,250,375

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(96,463)	$(63,836)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,863,793	(2,349,954)

Total		$2,767,330	$(2,413,790)

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$111,070	0.7	$(9,470)	(0.1)	$487	0.0	*	$(51,140)	(0.3)	$50,947
Currency	47,906	0.4	(53,895)	(0.4)	147,619	1.0		(1,338)	(0.0)*	140,292
Financial	101,664	0.7	(8,770)	(0.1)	1,033	0.0	*	—	—	93,927
Food & Fiber	—	—	—	—	71,612	0.5		(1,733)	(0.0)*	69,879
Indices	220,513	1.5	(56,336)	(0.4)	—	—		(277)	(0.0)*	163,900
Metals	50,177	0.3	(444,540)	(2.9)	132,145	0.9		(257,418)	(1.7)	(519,636)
Energy	54,057	0.4	(386)	(0.0)*	105,825	0.7		(112,220)	(0.8)	47,276

Totals	$585,387	4.0	$(573,397)	(3.9)	$458,721	3.1		$(424,126)	(2.8)	$46,585

*	Due to rounding

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,774	0.0	*	$(23,321)	(0.1)	$66,526	0.4	$(27,917)	(0.2)	$18,062
Currency	37,100	0.2		(200)	(0.0)*	47,744	0.3	(3,781)	(0.0)	80,863
Financial	17,166	0.1		(14,552)	(0.1)	—	—	(6,656)	(0.0)	(4,042)
Food & Fiber	17,413	0.1		(675)	(0.0)*	44,589	0.3	(32,982)	(0.2)	28,345
Indices	5,624	0.1		(907)	(0.0)*	38,232	0.2	(12,206)	(0.1)	30,743
Metals	1,110	0.0	*	(1,428,849)	(9.0)	88,207	0.6	(25,326)	(0.2)	(1,364,858)
Livestock	—	—		—	—	9,670	0.1	—	—	9,670
Energy	—	—		(45,053)	(0.3)	42,480	0.3	—	—	(2,573)

Totals	$81,187	0.5		$(1,513,557)	(9.5)	$337,448	2.2	$(108,868)	(0.7)	$(1,203,790)

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	48	44	$271,002	$272,449

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	450	500
Financial	1,301	300
Food & Fiber	47	100
Indices	603	356
Metals	435	131
Livestock	17	60
Energy	211	204

Totals	3,112	1,695

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	36	35	$184,028	$159,210

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	479	111
Financial	805	235
Food & Fiber	61	36
Indices	283	229
Metals	181	62
Livestock	27	13
Energy	138	202

Totals	2,010	923

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$121,297	$32,885	$154,182
Currency	(570,390)	59,429	(510,961)
Financial	348,139	97,969	446,108
Food & Fiber	(406,993)	41,534	(365,459)
Indices	100,339	133,157	233,496
Metals	(748,732)	845,222	96,490
Livestock	(46,044)	(9,670)	(55,714)
Energy	331,306	49,849	381,155

Total net trading gains (losses)	$(871,078)	$1,250,375	$379,297

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(96,463)	$(63,836)	$(160,299)
Currency	(853,077)	(142,275)	(995,352)
Financial	945,914	(48,501)	897,413
Food & Fiber	(253,834)	(53,436)	(307,270)
Indices	(930,898)	(25,509)	(956,407)
Metals	3,488,133	(2,014,291)	1,473,842
Livestock	(149,450)	(31,300)	(180,750)
Energy	617,005	(34,642)	582,363

Total net trading gains (losses)	$2,767,330	$(2,413,790)	$353,540

Superfund Gold, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$70,632	$—	$70,632
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(41,179)	(41,179)
Futures contracts	Futures contracts purchased	30,068	—	30,068
Futures contracts	Futures contracts sold	69,883	—	69,883

Totals		$170,583	$(41,179)	$129,404

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$65,688	$—	$65,688
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(44,159)	(44,159)
Futures contracts	Futures contracts purchased	—	(825,539)	(825,539)
Futures contracts	Futures contracts sold	188,512	—	188,512

Totals		$254,200	$(869,698)	$(615,498)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$141,902	$7,924
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(904,332)	736,978

Total		$(762,430)	$744,902

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(23,086)	$(84,698)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,844,522	(1,992,041)

Total		$2,821,436	$(2,076,739)

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$70,292	1.0	$(7,278)	(0.1)	$340	0.0	*	$(33,901)	(0.5)	$29,453
Currency	33,075	0.5	(37,250)	(0.5)	112,884	1.5		(956)	(0.0)*	107,753
Financial	70,501	1.0	(6,272)	(0.1)	580	0.0	*	—	—	64,809
Food & Fiber	—	—	—	—	51,849	0.7		(1,383)	(0.0)*	50,466
Indices	144,667	2.1	(38,889)	(0.6)	—	—		(227)	(0.0)*	105,551
Metals	38,525	0.5	(214,348)	(3.0)	94,840	1.3		(191,195)	(2.7)	(272,178)
Energy	40,387	0.6	(328)	(0.0)*	88,971	1.3		(85,480)	(1.2)	43,550

Totals	$397,447	5.6	$(304,365)	(4.3)	$349,464	4.8		$(313,142)	(4.4)	$129,404

*	Due to rounding

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,769	0.0	*	$(21,155)	(0.3)	$62,919	0.7	$(23,004)	(0.2)	$21,529
Currency	31,783	0.3		(200)	(0.0)*	43,619	0.4	(2,300)	(0.0)*	72,902
Financial	16,373	0.1		(13,107)	(0.1)	—	—	(5,281)	(0.1)	(2,015)
Food & Fiber	15,100	0.1		(1,125)	(0.0)*	40,823	0.4	(29,133)	(0.3)	25,665
Indices	4,417	0.0	*	(941)	(0.0)*	39,390	0.4	(6,545)	(0.1)	36,321
Metals	—	—		(836,253)	(8.8)	75,440	0.8	(18,981)	(0.2)	(779,794)
Livestock	—	—		—	—	9,760	0.1	(480)	(0.0)*	9,280
Energy	—	—		(41,586)	(0.4)	42,200	0.4	—	—	614

Totals	$70,442	0.5		$(914,367)	(9.6)	$314,151	3.2	$(85,724)	(0.9)	$615,498

*	Due to rounding

Series B average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	45	41	$224,920	$223,010

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	376	430
Financial	1,094	252
Food & Fiber	41	82
Indices	484	308
Metals	336	109
Livestock	14	50
Energy	174	164

Totals	2,564	1,436

*	Based on quarterly holdings

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	39	38	$225,849	$184,693

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	544	113
Financial	921	275
Food & Fiber	70	35
Indices	376	242
Metals	212	74
Livestock	30	13
Energy	157	216

Totals	2,349	1,006

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$141,902	$7,924	$149,826
Currency	(591,975)	34,851	(557,124)
Financial	291,064	66,824	357,888
Food & Fiber	(330,604)	24,801	(305,803)
Indices	(73,502)	69,230	(4,272)
Metals	(529,466)	507,616	(21,850)
Livestock	(18,418)	(9,280)	(27,698)
Energy	348,569	42,936	391,505

Total net trading gains (losses)	$(762,430)	$744,902	$(17,528)

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(23,086)	$(84,698)	$(107,784)
Currency	(655,050)	(222,317)	(877,367)
Financial	1,055,535	(62,749)	992,786
Food & Fiber	(263,613)	(86,804)	(350,417)
Indices	(946,107)	(45,455)	(991,562)
Metals	2,916,979	(1,485,386)	1,431,593
Livestock	(135,460)	(42,210)	(177,670)
Energy	872,238	(47,120)	825,118

Total net trading gains (losses)	$2,821,436	$(2,076,739)	$744,697